OPPENHEIMER GLOBAL FUND

Supplement dated February 6, 2017 to the

Prospectus and Statement of Additional Information,

each dated December 1, 2016

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of Oppenheimer Global Fund (the “Fund”), each dated December 1, 2016, and is in addition to any other supplement(s).

Effective March 31, 2017, the Prospectus and SAI are revised as follows:

1.	The section titled “Portfolio Manager” on page 4 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers. Rajeev Bhaman, CFA, has been a Vice President and portfolio manager of the Fund since August 2004. John Delano, CFA, has been co-portfolio manager of the Fund since March 2017.

2.	The section titled “Portfolio Manager” on page 12 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers. The Fund’s portfolio is managed by Rajeev Bhaman, CFA, and John Delano, CFA, who are primarily responsible for the day-to-day management of the Fund’s investments. Mr. Bhaman has been portfolio manager and a Vice President of the Fund since August 2004. Mr. Delano has been a co-portfolio manager of the Fund since March 2017.

Mr. Bhaman has been Director of Global Equities of the Sub-Adviser since January 2013; a Senior Vice President of the Sub-Adviser since May 2006 and was a Vice President of the Sub-Adviser from January 1997 to May 2006. He is a portfolio manager and an officer of another portfolio in the OppenheimerFunds complex.

Mr. Delano has been Vice President and Director of Equity Research, Global Team, of the Sub-Adviser since October 2010. Prior to that, he served as Director of Equity Research, Growth Team, of the Sub-Adviser since April 2007.

3.	The section titled “Portfolio Manager” on page 37 of the SAI is deleted in its entirety and replaced with the following:

Portfolio Managers. The Fund is managed by Rajeev Bhaman and John Delano (the “Portfolio Managers”) who are responsible for the day-to-day management of the Fund’s investments.

February 6, 2017                                                                         PS0330.044